Offerings	Aug. 08, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2029
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 498,950,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,645.02
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3 (File No. 333-269858) on February 17, 2023 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2034
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,335,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 73,406.65
Offering Note	Calculated in accordance with Rule 457(r) under the Securities Act of 1933. Payment of the registration fee at the time of filing of the Registrant's registration statement on Form S-3 (File No. 333-269858) on February 17, 2023 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.